Intangible assets (Tables)	12 Months Ended
Jun. 30, 2026
Intangible assets
Schedule of intangible assets

Prospecting and
exploration rights
US$’000
As at 01 July 2024	9,280
Additions	8,103
Effect of foreign exchange	523
Balance at 30 June 2025	17,906

Additions	28,220
Less award funding received	(4,049)
Reclassification	(725)
Effect of foreign exchange	(330)
Balance at 30 June 2026	41,022

			Pilot
	Pilot		Mountain			Kibby		White
	Mountain	Tempiute	North	Garfield	Stonewall	Basin	Golconda	Elephant	Cinch	Website	Total
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
As at 1 July 2024	8,664	—	—	329	51	25	207	—	—	4	9,280
Additions	7,631	291	—	95	5	12	69	—	—	—	8,103
Effect of foreign exchange	470	—	—	28	4	2	18	—	—	1	523
Balance at 30 June 2025	16,765	291	—	452	60	39	294	—	—	5	17,906

As at 1 July 2025	16,765	291	—	452	60	39	294	—	—	5	17,906
Additions	18,862	8,992	113	134	4	11	73	15	16	—	28,220
Less award funding received	(4,049)	—	—	—	—	—	—	—	—	—	(4,049)
Reclassification	(400)	(325)	—	—	—	—	—	—	—	—	(725)
Effect of foreign exchange	(297)	(5)	—	(15)	(2)	(1)	(10)	—	—	—	(330)
Balance at 30 June 2026	30,881	8,953	113	571	62	49	357	15	16	5	41,022